SIGNIFICANT TRANSACTIONS - Sale of Italy Joint Venture (Details) € in Millions, $ in Millions				3 Months Ended	12 Months Ended
	Sep. 07, 2018 USD ($)	Sep. 07, 2018 EUR (€)	Jul. 03, 2018	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Effect of the disposal of Italy
Gain / (loss) on disposal of discontinued operations					$ 1,279	$ 0	[1]	$ 1,788	[1]
Financial information related to discontinued operations
Share of profit / (loss) of Italy Joint Venture					(300)	(390)	[1]	979	[1]
Discontinued operations
Effect of the disposal of Italy
Gain / (loss) on disposal of discontinued operations				$ 30
Italy Joint Venture | Discontinued operations
Joint Venture in Italy
Proportion of ownership interest in joint venture			50.00%
Effect of the disposal of Italy
Cash consideration received	$ 2,830	€ 2,450
Derecognition of assets classified as held for sale	(1,599)
Release cumulative share of other comprehensive income / (loss) of Italy Joint Venture	(31)
Release cumulative foreign currency translation reserve related to Italy Joint Venture	79
Gain / (loss) on disposal of discontinued operations	1,279
Release of cumulative net investment hedge on disposal	$ 80
Financial information related to discontinued operations
Share of profit / (loss) of Italy Joint Venture					(300)	(390)		59
Share of other comprehensive income / (loss) of Italy Joint Venture					$ (18)	$ (12)		$ 0

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).